Employee benefits - Weighted average duration of benefit obligations (Details)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
U.K.
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years	15 years
France
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years	13 years
Germany
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	10 years	11 years
Other
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	9 years	10 years